S000081588 [Member] Investment Objectives and Goals - Polen Capital Global Growth ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Polen Capital Global Growth ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Polen Capital Global Growth ETF (the “Fund”) seeks to achieve long-term growth of capital.